Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income Taxes Expense (Benefit)

The income taxes expense (benefit) consists of the following:

	For the years ended December 31,
	2024	2023	2022

Current income tax expense (benefit)	$(2,506)	$5,355	$350
Deferred income taxes expense (benefit)	30,582	129,761	(420,514)
Total	$28,076	$135,116	$(420,164)

Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations:

	For the years ended December 31,
	2024	2023	2022

PRC	$(7,378,833)	$(10,597,746)	$(8,944,657)
Cayman and Hong Kong	(595,735)	(787,071)	(3,007,288)
Total	$(7,974,568)	$(11,384,817)	$(11,951,945)

Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2024	2023	2022

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(1.9)%	(1.7)%	(6.3)%
Change of valuation allowance	(23.3)%	(24.2)%	(14.9)%
Non-deductible expenses-permanent difference	(0.2)%	(0.2)%	(0.3)%
Effective tax rate	(0.4)%	(1.2)%	3.5%

Schedule of Deferred Tax Assets

Components of deferred tax assets was as follows:

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforward	$7,230,751	$5,377,195
Inventory reserve	288,014	233,069
Allowance for credit losses	189,473	282,295
Valuation allowance on net operating loss	(7,230,751)	(5,377,195)
Total	$477,487	$515,364

Schedule of Tax Payable

The Company’s taxes payable consists of the following:

	December 31, 2024	December 31, 2023

VAT tax payable	$15,579	$9,407
Income tax payable	-	2,623
Other taxes payable	55,583	46,203
Total	$71,162	$58,233